Note 3. LOAN PAYABLE STOCKHOLDER	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3. LOAN PAYABLE STOCKHOLDER	In December 2011 a stockholder and officer of the Company lent the Company $8,000. The loan bears no interest and is due on demand.